PIMCO Variable Insurance Trust

Supplement Dated November 17, 2017 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus, each dated April 28, 2017, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

Effective January 16, 2018, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies between two and eight years.

In addition, effective January 16, 2018, the seventh sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_111717

PIMCO Variable Insurance Trust

Supplement Dated November 17, 2017 to the

PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus, each dated April 28, 2017, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

Effective January 16, 2018, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies between two and eight years.

In addition, effective January 16, 2018, the seventh sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_111717